Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	April 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 93.31%Δ
Argentina − 2.18%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	$ 541,936
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	565,000	548,844
YPF 144A 9.50% 1/17/31 #	970,000	980,771
		2,071,551
Brazil − 7.49%
3R Lux 144A 9.75% 2/5/31 #	925,000	973,199
Azul Secured Finance 144A 11.93% 8/28/28 #	465,000	462,202
CSN Resources 144A 8.875% 12/5/30 #	665,000	667,222
JBS USA Holding Lux 5.50% 1/15/30	620,000	598,928
Minerva Luxembourg 144A 8.875% 9/13/33 #	775,000	795,411
Movida Europe 144A 7.85% 4/11/29 #	730,000	682,122
Raizen Fuels Finance
144A 6.45% 3/5/34 #	420,000	418,740
144A 6.95% 3/5/54 #	960,000	935,214
Samarco Mineracao PIK, 144A 9.50% 6/30/31 #, >>	947,520	865,405
Vale Overseas 6.125% 6/12/33	740,000	727,388
		7,125,831
Chile − 5.31%
AES Andes 144A 6.30% 3/15/29 #	710,000	700,553
Alfa Desarrollo 144A 4.55% 9/27/51 #	814,211	594,097
Antofagasta 144A 6.25% 5/2/34 #	715,000	715,715
Banco de Credito e Inversiones
144A 3.50% 10/12/27 #	300,000	280,319
144A 8.75% 2/8/29 #, μ, ψ	975,000	999,887
Engie Energia Chile 144A 6.375% 4/17/34 #	870,000	860,626
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	895,000	897,917
		5,049,114
China − 2.67%
Alibaba Group Holding 2.70% 2/9/41	645,000	429,018
Huarong Finance 2017 4.75% 4/27/27	555,000	519,619
RKPF Overseas 2020 A 5.125% 7/26/26	380,000	70,409
Sunac China Holdings
PIK, 144A 6.00% 9/30/25 #	1,261,750	132,484
PIK, 144A 6.25% 9/30/26 #	732,187	71,996
Tencent Holdings
144A 2.88% 4/22/31 #	495,000	421,448
144A 3.68% 4/22/41 #	550,000	419,601
West China Cement 4.95% 7/8/26	580,000	473,296
		2,537,871
NQ- GC [0424] 0624 (3637124)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Colombia − 3.76%
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	850,000	$ 763,316
Canacol Energy 144A 5.75% 11/24/28 #	1,105,000	521,378
Ecopetrol
5.875% 11/2/51	410,000	278,007
8.375% 1/19/36	650,000	632,301
Geopark 144A 5.50% 1/17/27 #	725,000	652,050
SierraCol Energy Andina 144A 6.00% 6/15/28 #	845,000	732,170
		3,579,222
Georgia − 2.22%
Georgian Railway JSC 4.00% 6/17/28	597,000	541,243
Silknet JSC 144A 8.375% 1/31/27 #	655,000	663,548
TBC Bank 144A 10.25% 7/30/29 #, μ, ψ	910,000	909,253
		2,114,044
Ghana − 1.04%
Kosmos Energy 144A 7.75% 5/1/27 #	1,015,000	989,312
		989,312
Guatemala − 2.57%
Banco Industrial 144A 4.875% 1/29/31 #, μ	455,000	435,986
Central American Bottling 144A 5.25% 4/27/29 #	770,000	719,522
CT Trust 144A 5.125% 2/3/32 #	750,000	652,140
Millicom International Cellular 144A 7.375% 4/2/32 #	649,000	637,001
		2,444,649
Hong Kong − 3.17%
AIA Group
144A 3.375% 4/7/30 #	400,000	357,894
144A 5.375% 4/5/34 #	710,000	678,677
CK Hutchison International 23
144A 4.75% 4/21/28 #	460,000	448,911
144A 4.875% 4/21/33 #	825,000	783,242
Standard Chartered 144A 6.301% 1/9/29 #, μ	740,000	748,891
		3,017,615
India − 4.52%
Adani Green Energy 144A 4.375% 9/8/24 #	700,000	693,346
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	525,000	454,032
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	3,188
Greenko Power II 144A 4.30% 12/13/28 #	427,500	382,222
HDFC Bank 5.18% 2/15/29	720,000	704,423
ICICI Bank 144A 4.00% 3/18/26 #	450,000	435,991
2    NQ- GC [0424] 0624 (3637124)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
JSW Hydro Energy 144A 4.125% 5/18/31 #	648,025	$ 566,027
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	740,000	599,534
UltraTech Cement 144A 2.80% 2/16/31 #	565,000	464,311
		4,303,074
Indonesia − 4.53%
Cikarang Listrindo 144A 4.95% 9/14/26 #	592,000	568,011
Freeport Indonesia
144A 5.315% 4/14/32 #	430,000	407,307
144A 6.20% 4/14/52 #	470,000	441,464
Indofood CBP Sukses Makmur
3.541% 4/27/32	605,000	507,033
4.805% 4/27/52	480,000	370,394
Medco Maple Tree 144A 8.96% 4/27/29 #	935,000	958,368
Minejesa Capital 144A 5.625% 8/10/37 #	595,000	516,102
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	542,619	537,078
		4,305,757
Israel − 2.37%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	850,000	823,905
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	504,358
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	341,284
6.75% 3/1/28	575,000	584,173
		2,253,720
Kazakhstan − 0.83%
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	192,073
144A 5.375% 4/24/30 #	630,000	601,574
		793,647
Kuwait − 0.99%
NBK SPC 144A 1.625% 9/15/27 #, μ	1,035,000	940,433
		940,433
Macao − 3.68%
Melco Resorts Finance 144A 7.625% 4/17/32 #	720,000	705,384
MGM China Holdings 144A 4.75% 2/1/27 #	760,000	717,917
Sands China
3.25% 8/8/31	565,000	462,192
4.625% 6/18/30	640,000	576,604
NQ- GC [0424] 0624 (3637124)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Macao (continued)
Studio City Finance 144A 5.00% 1/15/29 #	1,215,000	$ 1,034,217
		3,496,314
Malaysia − 1.50%
CIMB Bank 144A 2.125% 7/20/27 #	725,000	654,688
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	810,000	768,122
		1,422,810
Mexico − 8.61%
Alsea 144A 7.75% 12/14/26 #	590,000	596,584
America Movil 4.70% 7/21/32	740,000	692,586
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	410,000	408,464
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	415,000	431,576
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	405,000	373,944
144A 8.125% 1/8/39 #, μ	725,000	734,960
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	795,000	824,192
Cemex 144A 9.125% 3/14/28 #, μ, ψ	620,000	665,733
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	890,000	726,250
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,010,000	990,980
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	680,000	500,218
Petroleos Mexicanos 7.69% 1/23/50	685,000	477,336
Trust Fibra Uno 144A 7.375% 2/13/34 #	780,000	763,923
		8,186,746
Morocco − 1.16%
OCP
144A 5.125% 6/23/51 #	865,000	626,165
144A 7.50% 5/2/54 #	490,000	476,878
		1,103,043
Nigeria − 1.53%
Access Bank 144A 6.125% 9/21/26 #	765,000	711,450
IHS Holding
144A 5.625% 11/29/26 #	540,000	497,777
5.625% 11/29/26	265,000	244,280
		1,453,507
Oman − 0.81%
Oryx Funding 144A 5.80% 2/3/31 #	780,000	770,442
		770,442
4    NQ- GC [0424] 0624 (3637124)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Panama − 0.52%
C&W Senior Financing 144A 6.875% 9/15/27 #	520,000	$ 492,986
		492,986
Papua New Guinea − 1.06%
Puma International Financing 144A 7.75% 4/25/29 #	998,000	1,010,744
		1,010,744
Paraguay − 0.54%
Banco Continental 144A 2.75% 12/10/25 #	550,000	517,385
		517,385
Peru − 3.40%
Banco de Credito del Peru
144A 3.125% 7/1/30 #, μ	655,000	623,118
144A 5.85% 1/11/29 #	810,000	801,956
Banco Internacional del Peru 144A 7.625% 1/16/34 #, μ	665,000	683,776
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	547,382
SAN Miguel Industrias 144A 3.50% 8/2/28 #	680,000	580,785
		3,237,017
Philippines − 2.04%
International Container Terminal Services 4.75% 6/17/30	845,000	807,422
Jollibee Worldwide 4.125% 1/24/26	485,000	470,433
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ	675,000	663,152
		1,941,007
Qatar − 0.80%
QNB Finance 2.625% 5/12/25	790,000	764,858
		764,858
Republic of Korea − 1.89%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	684,695
Shinhan Bank 144A 5.75% 4/15/34 #	580,000	562,858
Shinhan Financial Group 144A 5.00% 7/24/28 #	565,000	550,934
		1,798,487
Republic of Vietnam − 0.79%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	783,947	748,372
		748,372
Saudi Arabia − 2.30%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	715,000	538,188
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	580,000	583,070
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	254,425
144A 4.25% 4/16/39 #	400,000	338,216
NQ- GC [0424] 0624 (3637124)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Saudi Arabia (continued)
TMS Issuer 144A 5.78% 8/23/32 #	465,000	$ 469,417
		2,183,316
Singapore − 1.39%
BOC Aviation USA 144A 4.875% 5/3/33 #	740,000	705,430
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	647,000	612,771
		1,318,201
South Africa − 3.08%
Anglo American Capital 144A 5.50% 5/2/33 #	735,000	717,190
Bidvest Group UK 144A 3.625% 9/23/26 #	585,000	541,053
Prosus 144A 4.193% 1/19/32 #	980,000	830,448
Sasol Financing USA 144A 8.75% 5/3/29 #	835,000	840,302
		2,928,993
Taiwan − 1.89%
Foxconn Far East 2.50% 10/28/30	685,000	568,087
TSMC Global
144A 2.25% 4/23/31 #	670,000	554,142
144A 4.625% 7/22/32 #	695,000	675,375
		1,797,604
Thailand − 1.69%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	580,000	564,131
PTTEP Treasury Center 144A 2.587% 6/10/27 #	560,000	512,608
Thaioil Treasury Center 144A 2.50% 6/18/30 #	640,000	530,030
		1,606,769
Turkey − 5.48%
Akbank TAS 6.80% 6/22/31 μ	470,000	460,299
Sisecam UK 144A 8.25% 5/2/29 #	760,000	774,521
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	950,000	973,180
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	405,000	388,105
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ	545,000	539,970
144A 8.375% 2/28/34 #, μ	765,000	761,388
WE Soda Investments Holding 144A 9.375% 2/14/31 #	640,000	653,137
Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, μ	650,000	666,373
		5,216,973
Ukraine − 1.17%
Metinvest 144A 7.75% 10/17/29 #	810,000	535,936
MHP Lux 144A 6.95% 4/3/26 #	720,000	579,069
		1,115,005
6    NQ- GC [0424] 0624 (3637124)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
United Arab Emirates − 3.23%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	$ 513,626
Emirates NBD Bank PJSC 2.625% 2/18/25	410,000	399,053
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	615,000	592,036
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	599,836	461,182
MAF Global Securities 7.875% 6/30/27 μ, ψ	635,000	653,193
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	569,502	449,963
		3,069,053
Zambia − 1.10%
First Quantum Minerals
144A 6.875% 10/15/27 #	315,000	303,318
144A 9.375% 3/1/29 #	715,000	739,614
		1,042,932
Total Corporate Bonds (cost $90,478,176)		88,748,404

Sovereign Bonds – 2.61%Δ
Côte d'Ivoire − 0.53%
Ivory Coast Government International Bond 144A 7.625% 1/30/33 #	530,000	508,527
		508,527
Hungary − 0.62%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28	580,000	584,785
		584,785
Poland − 0.77%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	760,000	736,681
		736,681
Republic of Korea − 0.69%
Korea Housing Finance 144A 4.625% 2/24/33 #	695,000	654,814
		654,814
Total Sovereign Bonds (cost $2,531,702)		2,484,807

Supranational Banks – 0.72%Δ
African Development Bank 5.75% 5/7/34 μ, ψ	730,000	688,022
Total Supranational Banks (cost $709,925)		688,022
NQ- GC [0424] 0624 (3637124)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stock – 0.55%Δ
Mexico − 0.55%
Grupo Aeromexico =, †	29,657	$ 519,364
Total Common Stock (cost $436,692)		519,364

Short-Term Investments – 2.81%
Money Market Mutual Funds – 2.81%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.18%)	667,739	667,739
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	667,738	667,738
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	667,738	667,738
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	667,739	667,739
Total Short-Term Investments (cost $2,670,954)		2,670,954
Total Value of Securities−100.00% (cost $96,827,449)		95,111,551
Liabilities Net of Receivables and Other Assets — (0.00%)★		(4,137)
Net Assets Applicable to 12,759,876 Shares Outstanding — 100.00%	$95,107,414
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of Rule 144A securities was $76,039,379, which represents 79.95% of the Fund’s net assets.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Of this amount, $47,600 represents cash pledged as collateral for open futures contracts.
8    NQ- GC [0424] 0624 (3637124)

(Unaudited)
The following futures contracts and swap contracts were outstanding at April 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(1,873,719)	$(1,929,325)	6/18/24	$55,606	$10,625
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB - Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(21,368)	$5,598	$(26,966)
JPMCB - Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,527,000	1.000%	(16,492)	34,156	(50,648)
Total CDS Contracts			$(37,860)	$39,754	$(77,614)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
NQ- GC [0424] 0624 (3637124)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4.988).
Summary of abbreviations:
CDS – Credit Default Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
yr – Year
USD – US Dollar
10    NQ- GC [0424] 0624 (3637124)